Note 11 - Lease Liabilities (Tables)	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of movements in lease liabilities [text block]
November 30,
2020
($)
Balance, December 1, 2019 (note 3)	65,794
Additions	118,016
Interest expense	2,807
Lease payments	(101,922)
Foreign exchange loss	(2,553)
Balance, November 30, 2020 (1)	82,142